FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets Fair Value
Cash and cash equivalents	$ 1,043	$ 5,119
Restricted cash	1,342	281
Vessels under construction		7,055
Assets held for sale		21,370
Vessels	4,775	210,850
Liabilities, Fair Value
Current portion of long-term debt	17,400	207,281
Senior convertible notes, net	62,552	94,289
Interest rate swaps	767	8,808
Capital lease obligations	0	69,812
Fair Value, Inputs, Level 1 [Member]
Assets Fair Value
Cash and cash equivalents	1,043	5,119
Restricted cash	1,342	281
Vessels under construction		0
Assets held for sale		0
Vessels	0	0
Liabilities, Fair Value
Current portion of long-term debt	0	0
Senior convertible notes, net	0	0
Interest rate swaps	0	0
Capital lease obligations		0
Fair Value, Inputs, Level 2 [Member]
Assets Fair Value
Cash and cash equivalents	0	0
Restricted cash	0	0
Vessels under construction		7,055
Assets held for sale		21,370
Vessels	4,775	210,850
Liabilities, Fair Value
Current portion of long-term debt	17,400	207,281
Senior convertible notes, net	62,552	94,289
Interest rate swaps	767	8,808
Capital lease obligations		69,812
Fair Value, Inputs, Level 3 [Member]
Assets Fair Value
Cash and cash equivalents	0	0
Restricted cash	0	0
Vessels under construction		0
Assets held for sale		0
Vessels	0	0
Liabilities, Fair Value
Current portion of long-term debt	0	0
Senior convertible notes, net	0	0
Interest rate swaps	0	0
Capital lease obligations		$ 0